History and Organization - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of History And Organization [Abstract]
Net losses attributable to owners of parent	$ 981,517	$ 34,954	$ 807,522	$ 901,574
Accumulated deficit	2,699,974		1,717,775		$ 96,153
Cash and cash equivalents	$ 1,342,667		$ 1,023,874	$ 807,484	$ 47,816	$ 36,463	$ 951,713